Fair value option (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2017	2016
Assets of consolidated investment management funds:
Trading assets	$516	$979
Other assets	215	252
Total assets of consolidated investment management funds	$731	$1,231
Liabilities of consolidated investment management funds:
Trading liabilities	$—	$282
Other liabilities	2	33
Total liabilities of consolidated investment management funds	$2	$315

Changes in Fair Value of the Loans and Long-Term Debt and the Location of the Changes
The following table presents the changes in fair value of long-term debt and certain loans for which we elected the fair value option that we previously held in 2016 and 2015, and the location of the changes in the income statement. There were no loans valued under the fair value option election at Dec. 31, 2017 and Dec. 31, 2016.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2017	2016	2015
Loans:
Investment and other income	$—	$12	$3
Long-term debt:
Foreign exchange and other trading revenue	$(4)	$(4)	$(12)

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.